Provision for tax, civil and labor risks (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provision for risks
Total probable losses	R$ 15,013	R$ 11,425
Civil
Provision for risks
Total probable losses	2,895	1,872
Labor
Provision for risks
Total probable losses	R$ 12,118	R$ 9,553